Subsequent events (Details Narrative)		1 Months Ended					12 Months Ended
	Jul. 14, 2022	Jun. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022	Oct. 31, 2022 USD ($) $ / shares shares	Aug. 17, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jul. 28, 2022 shares
Statement [Line Items]
Common shares for gross proceeds							$ 0	$ 19,976,571	$ 998,620
Common shares | shares							101,872,614	98,184,260
Borrowing rate and renewals description			incremental borrowing rate of 11.5% for the Mauritius BAF industrial lease, which has an initial term of 20 years plus a renewal of 5 years. The lease is payable annually in USD and as of March 31,2023, had a remaining term of 24.9 years
Initial annual lease			$ 1,338,637
Number of stock options granted	70,000			200,000			517,443
Common Stock, Shares issued | shares					23,214,286
Common Stock, Shares exercised | shares					23,214,286
Asset and lease obligation			$ 12,125,134
Common shares Converted		$ 184,107
Common shares were forfeited		85,893
Vesting shares		$ 160,000
Gross proceeds from issuance of shares					$ 17,002,227		$ 127,377,519	$ 120,491,932
Top [Member]
Statement [Line Items]
Lease percentage			3.00%
Bottom [Member]
Statement [Line Items]
Lease percentage			0.00%
Number of Common Shares
Statement [Line Items]
Common shares for gross proceeds						$ 3.0
Granted shares | shares							101,872,614	98,184,260	53,649,481	160,000
Common shares | shares										160,000
Exercise Price | $ / shares					$ 1.00